Statement of Cash Flows - Schedule of Changes in Liabilities Arising from Financing Activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 2,631,482
Financing cash flows	(349,744)
The effect of changes in foreign exchange rates	56,576
Other changes	20,256
Ending balance	2,358,570
Settlement of Margin
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	7,397
Financing cash flows	(7,602)
The effect of changes in foreign exchange rates	205
Deferred Consideration
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	195,506
Financing cash flows	(197,510)
Other changes	2,004
Long-Term Debt
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	2,428,579
Financing cash flows	(144,632)
The effect of changes in foreign exchange rates	56,371
Other changes	18,252
Ending balance	$ 2,358,570